NOTE PAYABLE (Details Narrative) - USD ($)			12 Months Ended
	Mar. 05, 2021	Apr. 16, 2020	Dec. 31, 2021	Dec. 31, 2020	Jul. 08, 2021	Mar. 01, 2019
Short-term Debt [Line Items]
Notes payable			$ 115,244
Debt instrument, interest rate debt instrument, interest rate				3.00%
Repayment of debt			50,000	$ 40,000
Debt Instrument, Face Amount					$ 180,244
Forgiven percentage	100.00%
Gain on debt extinguishment (PPP)	$ 90,100		90,100
First Six Months [Member]
Short-term Debt [Line Items]
Repayment of debt			1,000
Seven And Eight Months [Member]
Short-term Debt [Line Items]
Repayment of debt			2,000
Nine Through Twenty Three Months [Member]
Short-term Debt [Line Items]
Repayment of debt			5,000
24th Month [Member]
Short-term Debt [Line Items]
Notes payable			180,224
13 Months [Member]
Short-term Debt [Line Items]
Repayment of debt			5,000
14 Months [Member]
Short-term Debt [Line Items]
Notes payable			57,622
20 Months [Member]
Short-term Debt [Line Items]
Notes payable			57,622
Unsecured Promissory Note [Member]
Short-term Debt [Line Items]
Repayment of debt			$ 50,000
Huntington National Bank [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate debt instrument, interest rate		1.00%
Proceeds from Bank Debt		$ 90,100
Debt instrument, maturity date		Apr. 16, 2020
Notre Dame [Member] | Unsecured Promissory Note [Member]
Short-term Debt [Line Items]
Notes payable						$ 265,244
Debt instrument, interest rate debt instrument, interest rate						10.00%